Accounts Receivable (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ (2,478)	$ (2,682)
Exchange difference	121	204
Ending balance	$ (2,357)	$ (2,478)